Average Annual Total Returns - VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO - VIPGrowthOpportunitiesPortfolio-InitialServiceService2PRO - VIP Growth Opportunities Portfolio	Apr. 29, 2023
VIP Growth Opportunities Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(38.15%)
Past 5 years	13.09%
Past 10 years	15.09%
VIP Growth Opportunities Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(38.21%)
Past 5 years	12.97%
Past 10 years	14.98%
VIP Growth Opportunities Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(38.32%)
Past 5 years	12.80%
Past 10 years	14.81%
RS004
Average Annual Return:
Past 1 year	(29.14%)
Past 5 years	10.96%
Past 10 years	14.10%